SUPPLEMENT DATED OCTOBER 24, 2014

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 25, 2014

Arden Alternative Strategies Fund

Series of Arden Investment Series Trust

Capitalized terms used in this Supplement and not defined have the same meanings as set forth in the Prospectus and Statement of Additional Information. Please retain this Supplement for future reference.

The list of Sub-Advisers with their corresponding investment strategies included in the section titled “Fund Management – Sub-Advisers” on page 11 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Sub-Advisers. Below are the currently authorized Sub-Advisers with their corresponding investment strategy:

Investment Strategy	Sub-Adviser

Relative Value – Equity	Achievement Asset Management LLC (formerly, PEAK6 Advisors LLC)
Event Driven – Equity	Babson Capital Management LLC
Equity Hedge	Chilton Investment Company, LLC
Relative Value – Credit	CQS (US), LLC
Global Macro	D. E. Shaw Investment Management, L.L.C.
Global Macro	Ellington Management Group, L.L.C.
Global Macro	Goldman Sachs Asset Management, L.P.
Event Driven – Equity	JANA Partners LLC
Equity Hedge	J.P. Morgan Investment Management Inc.
Relative Value – Credit	MatlinPatterson -- MPAM Credit Trading Partners L.P.
Event Driven – Credit	River Canyon Fund Management LLC
Relative Value – Equity	Santa Fe Partners LLC
Relative Value – Equity	Whitebox Advisors LLC
Event Driven – Equity	York Registered Holdings, L.P.

The list of Sub-Advisers and their corresponding investment strategies included in the section titled “More Information about Investment Objective, Strategies and Related Risks – More Information about the Fund’s Principal Investment Strategies” on pages 17-19 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Below are the currently authorized Sub-Advisers with their corresponding investment strategy:

Investment Strategy	Sub-Adviser

Relative Value – Equity	Achievement Asset Management LLC (formerly, PEAK6 Advisors LLC)
Event Driven– Equity	Babson Capital Management LLC
Equity Hedge	Chilton Investment Company, LLC
Relative Value – Credit	CQS (US), LLC
Global Macro	D. E. Shaw Investment Management, L.L.C.
Global Macro	Ellington Management Group, L.L.C.
Global Macro	Goldman Sachs Asset Management, L.P.
Event Driven – Equity	JANA Partners LLC
Equity Hedge	J.P. Morgan Investment Management Inc.
Relative Value – Credit	MatlinPatterson -- MPAM Credit Trading Partners L.P.
Event Driven – Credit	River Canyon Fund Management LLC
Relative Value – Equity	Santa Fe Partners LLC
Relative Value – Equity	Whitebox Advisors LLC
Event Driven – Equity	York Registered Holdings, L.P.

ACHIEVEMENT ASSET MANAGEMENT LLC

The Board has approved the retention of Achievement Asset Management LLC (formerly, PEAK6 Advisors LLC) as a sub-adviser to manage a portion of the Fund’s assets using Relative Value – Equity strategies. Achievement Asset Management LLC is located at 141 W. Jackson Boulevard, Suite 500, Chicago, IL 60604.

BABSON CAPITAL MANAGEMENT LLC

The Board has approved the retention of Babson Capital Management LLC as a sub-adviser to the fund to manage a portion of the Fund’s assets using Event Driven – Equity strategies. Babson Capital Management LLC is located at 1500 Main Street, Springfield, MA 01115.

CHILTON INVESTMENT COMPANY, LLC

The Board has approved the retention of Chilton Investment Company, LLC as a sub-adviser to manage a portion of the Fund’s assets using Equity Hedge strategies. Chilton Investment Company, LLC is located at 1290 East Main Street, Floor 1, Stamford, CT 06902.

CQS (US), LLC

The Board has approved the retention of CQS (US), LLC as a sub-adviser to manage a portion of the Fund’s assets using Relative Value - Credit strategies. CQS (US), LLC is located at 152 West 57th Street, 40th Floor, New York, NY 10019.

D. E. SHAW INVESTMENT MANAGEMENT, L.L.C.

The Board has approved the retention of D. E. Shaw Investment Management, L.L.C. as a sub-adviser to manage a portion of the Fund’s assets using Global Macro strategies. D. E. Shaw Investment Management, L.L.C. is located at 1166 Avenue of the Americas, Ninth Floor, New York, NY 10036.

ELLINGTON MANAGEMENT GROUP, L.L.C.

The Board has approved the retention of Ellington Management Group, L.L.C. as a sub-adviser to manage a portion of the Fund’s assets using Global Macro strategies. Ellington Management Group, L.L.C. is located at 53 Forest Avenue, Old Greenwich, CT 06612.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

The Board has approved the retention of Goldman Sachs Asset Management, L.P. as a sub-adviser to manage a portion of the Fund’s assets using Global Macro strategies. Goldman Sachs Asset Management, L.P. is located at 200 West Street, New York, NY 10282.

JANA PARTNERS LLC

The Board has approved the retention of JANA Partners LLC as a sub-adviser to manage a portion of the Fund’s assets using Event Driven - Equity strategies. JANA Partners LLC is located at 767 5th Avenue, 8th Floor, New York, NY 10153.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

The Board has approved the retention of J.P. Morgan Investment Management Inc. as a sub-adviser to manage a portion of the Fund’s assets using Equity Hedge strategies. J.P. Morgan Investment Management Inc. is located at 270 Park Avenue, New York, NY 10017.

MATLINPATTERSON -- MPAM CREDIT TRADING PARTNERS L.P.

The Board has approved the retention of MPAM Credit Trading Partners L.P. as a sub-adviser to manage a portion of the Fund’s assets using Relative Value – Credit strategies. MPAM Credit Trading Partners L.P. is located at 600 Superior Avenue East, Suite 2550, Cleveland, OH 44114.

RIVER CANYON FUND MANAGEMENT LLC

The Board has approved the retention of River Canyon Fund Management LLC as a sub-adviser to manage a portion of the Fund’s assets using Event Driven – Credit strategies. River Canyon Fund Management LLC is located at 2000 Avenue of the Stars, 11th Floor, Los Angeles, CA 90067.

SANTA FE PARTNERS LLC

The Board has approved the retention of Santa Fe Partners LLC as a sub-adviser to manage a portion of the Fund’s assets using Relative Value – Equity strategies. Santa Fe Partners LLC is located at 1512 Pacheco Street, Suite D202, Santa Fe, NM 87505.

WHITEBOX ADVISORS LLC

The Board has approved the retention of Whitebox Advisors LLC as a sub-adviser to manage a portion of the Fund’s assets using Relative Value – Equity strategies. Whitebox Advisors LLC is located at 3033 Excelsior Boulevard, Minneapolis, MN 55416.

YORK REGISTERED HOLDINGS, L.P.

The Board has approved the retention of York Registered Holdings, L.P. as a sub-adviser to manage a portion of the Fund’s assets using Event Driven – Equity strategies. York Registered Holdings, L.P. is located at 767 Fifth Avenue, New York, NY 10153.

The table in the section titled “Sub-Advisers and Sub-Advisory Agreements” on page 29 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

SUB-ADVISERS AND SUB-ADVISORY AGREEMENTS

The Adviser has retained the following Sub-Advisers with respect to the Fund pursuant to separate sub-advisory agreements with each Sub-Adviser (“Sub-Advisory Agreements”). The fee paid to each Sub-Adviser by the Adviser is governed by its respective Sub-Advisory Agreement. Information relating to individual Sub-Advisers (including the total assets under that organization’s management) has been provided below by each Sub-Adviser.

Investment Strategy	Sub-Adviser	Total Sub-Adviser Assets Under Management (as of December 31, 2013)

Relative Value – Equity	Achievement Asset Management LLC	$2.17 billion

Event Driven – Equity	Babson Capital Management LLC	$192.7 billion

Equity Hedge	Chilton Investment Company, LLC	$2.94 billion

Relative Value – Credit	CQS (US), LLC	$645.5 million

Global Macro	D. E. Shaw Investment Management, L.L.C.	$9 billion

Global Macro	Ellington Management Group, L.L.C.	$5.6 billion

Global Macro	Goldman Sachs Asset Management, L.P.	$807.6 billion

Event Driven – Equity	JANA Partners LLC	$7.37 billion

Equity Hedge	J.P. Morgan Investment Management Inc.	$1.6 trillion

Relative Value – Credit	MatlinPatterson-MPAM Credit Trading Partners L.P.	$386.4 million

Event Driven – Credit	River Canyon Fund Management LLC	$23.8 billion

Relative Value – Equity	Santa Fe Partners LLC	$387.3 million

Relative Value – Equity	Whitebox Advisors LLC	$2.6 billion

Event Driven – Equity	York Registered Holdings, L.P.	$291 million